BORROWINGS - Non-recourse borrowings narrative (Details) € in Millions, ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 COP ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 EUR (€)	May 31, 2020 USD ($)	May 31, 2020 BRL (R$)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 COP ($)	Mar. 31, 2020 INR (₨)
Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 120.0	$ 450						$ 50.0	$ 200
Borrowings, interest rate														2.36%	2.36%	2.36%
Debt Associated With Indian Business
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 20.0		₨ 1,460
Borrowings, interest rate, first portion														1.45%	1.45%	1.45%
Borrowings, interest rate, second portion														9.75%	9.75%	9.75%
Debt Associated With United States Business
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 43.5				$ 189.0	$ 296.0								$ 246.0
Borrowings, interest rate	1.40%	1.40%	1.40%	1.40%	1.60%	3.38%								3.28%	3.28%	3.28%
Debt Associated With Brazil Business
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65.0			R$ 330								$ 46.0	R$ 250
Borrowings, interest rate	2.90%	2.90%	2.90%	2.90%								3.15%	3.15%
Debt Associated With Canadian Business
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 98.0	$ 125							$ 17.0	$ 23
Borrowings, interest rate	1.60%	1.60%	1.60%	1.60%					3.50%	3.50%	3.50%
Debt Associated With Spain Business
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 132.0		€ 110						$ 517.0		€ 463
Borrowings, interest rate	2.10%	2.10%	2.10%	2.10%					2.66%	2.66%	2.66%
Debt Associated With Columbian Business, 2028 Expiration
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							6.26%	6.26%
Debt Associated With Columbian Business, 2045 Expiration
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.90%	3.90%
Debt Associated With Lease Buyout
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 560.0
Borrowings, interest rate					4.00%
Debt Associated With Brazil Business, 2024 Expiration
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 23.0			R$ 120
Borrowings, interest rate	3.60%	3.60%	3.60%	3.60%